Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of milestone payments are to be made upon achievements of certain conditions
Amount
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$222,564
From entering phase 1 to before first commercial sale	20,336,410
First commercial sale	14,282,051
Net sales amount more than certain threshold in a year	65,769,231
Subtotal	$100,610,256

Diagnostics technology: up to the conditions and milestones of
Before FDA approval	$205,554
$100,815,810